Financial Risk Management and Financial Instruments - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	[1]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	€ 36,619	€ 17,700	€ 17,700
Trade payables	27,765
Total financial liabilities	64,384
Lease liabilities	43,031
Trade payables	27,765
Total financial liabilities	70,796
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	6,020
Trade payables	27,765
Total financial liabilities	33,785
Within 1 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	19,405
Trade payables	0
Total financial liabilities	19,405
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Lease liabilities	17,606
Trade payables	0
Total financial liabilities	€ 17,606

[1]	Beginning balance includes the impact from implementing IFRS 16, “Leases” at January 1, 2019.